Trade Receivables Aging (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade receivables aging [Line Items]
Trade receivables	$ 120	$ 400
0 - 30 days
Trade receivables aging [Line Items]
Trade receivables	89	259
31 - 60 days
Trade receivables aging [Line Items]
Trade receivables	9	42
61 - 90 days
Trade receivables aging [Line Items]
Trade receivables	5	26
Over 90 days
Trade receivables aging [Line Items]
Trade receivables	$ 17	$ 73